Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and Cash Equivalents	$ 246.8	$ 234.1
Restricted Cash	185.8	210.0
Other Temporary Investments	202.7	159.1
Accounts Receivable:
Customers	625.3	699.0
Accrued Unbilled Revenues	222.4	209.3
Pledged Accounts Receivable - AEP Credit	873.9	999.8
Miscellaneous	27.2	55.2
Allowance for Uncollectible Accounts	(43.7)	(36.8)
Total Accounts Receivable	1,705.1	1,926.5
Fuel	528.5	319.0
Materials and Supplies	640.7	602.1
Risk Management Assets	172.8	162.8
Regulatory Asset for Under-Recovered Fuel Costs	92.9	150.1
Margin Deposits	60.4	141.4
Prepayments and Other Current Assets	242.1	208.8
TOTAL CURRENT ASSETS	4,077.8	4,113.9
Property, Plant and Equipment
Generation	22,762.4	21,699.9
Transmission	24,808.6	21,531.0
Distribution	22,443.4	21,195.4
Other Property, Plant and Equipment	4,811.5	4,265.0
Construction Work in Progress	4,319.8	4,393.9
Total Property, Plant and Equipment	79,145.7	73,085.2
Accumulated Depreciation and Amortization	19,007.6	17,986.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	60,138.1	55,099.1
Other Noncurrent Assets
Regulatory Assets	3,158.8	3,310.4
Securitized Assets	858.1	920.6
Spent Nuclear Fuel and Decommissioning Trusts	2,975.7	2,474.9
Goodwill	52.5	52.5
Long-term Risk Management Assets	266.6	254.0
Operating Lease Assets	957.4	0.0
Deferred Charges and Other Noncurrent Assets	3,407.3	2,577.4
TOTAL OTHER NONCURRENT ASSETS	11,676.4	9,589.8
TOTAL ASSETS	75,892.3	68,802.8
Current Liabilities
Accounts Payable	2,085.8	1,874.3
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	710.0	750.0
Other Short-term Debt	2,128.3	1,160.0
Total Short-term Debt	2,838.3	1,910.0
Long-term Debt Due Within One Year	1,598.7	1,698.5
Risk Management Liabilities	114.3	55.0
Customer Deposits	366.1	412.2
Accrued Taxes	1,357.8	1,218.0
Accrued Interest	243.6	231.7
Obligations Under Operating Leases	234.1	0.0
Regulatory Liability for Over-Recovered Fuel Costs	86.6	58.6
Other Current Liabilities	1,373.8	1,190.5
TOTAL CURRENT LIABILITIES	10,299.1	8,648.8
Noncurrent Liabilities
Long-term Debt	25,126.8	21,648.2
Long-term Debt - Affiliated	0.0	0.0
Long-term Risk Management Liabilities	261.8	263.4
Deferred Income Taxes	7,588.2	7,086.5
Regulatory Liabilities and Deferred Investment Tax Credits	8,457.6	8,540.3
Asset Retirement Obligations	2,216.6	2,287.7
Employee Benefits and Pension Obligations	466.0	377.1
Obligations Under Operating Leases	734.6	0.0
Deferred Credits and Other Noncurrent Liabilities	719.8	782.6
TOTAL NONCURRENT LIABILITIES	45,571.4	40,985.8
TOTAL LIABILITIES	55,870.5	49,634.6
Rate Matters
Commitments and Contingencies
Redeemable Noncontrolling Interest	65.7	69.4
Contingently Redeemable Performance Share Awards	42.9	39.4
Total Mezzanine Equity	108.6	108.8
Equity
Common Stock	3,343.4	3,337.4
Paid-in Capital	6,535.6	6,486.1
Retained Earnings	9,900.9	9,325.3
Accumulated Other Comprehensive Income (Loss)	(147.7)	(120.4)
TOTAL COMMON SHAREHOLDERS' EQUITY	19,632.2	19,028.4
Noncontrolling Interests	281.0	31.0
TOTAL EQUITY	19,913.2	19,059.4
TOTAL LIABILITIES AND EQUITY	75,892.3	68,802.8
AEP Texas Inc. [Member]
Current Assets
Cash and Cash Equivalents	3.1	3.1
Restricted Cash	154.7	156.7
Advances to Affiliates	207.2	8.0
Accounts Receivable:
Customers	116.0	110.9
Affiliated Companies	10.1	15.0
Accrued Unbilled Revenues	68.8	70.4
Miscellaneous	0.3	1.9
Allowance for Uncollectible Accounts	(1.8)	(1.3)
Total Accounts Receivable	193.4	196.9
Fuel	5.9	8.8
Materials and Supplies	56.7	52.8
Accrued Tax Benefits	66.1	44.9
Prepayments and Other Current Assets	5.8	5.3
TOTAL CURRENT ASSETS	692.9	476.5
Property, Plant and Equipment
Generation	351.7	352.1
Transmission	4,466.5	3,683.6
Distribution	4,215.2	4,043.2
Other Property, Plant and Equipment	805.9	727.9
Construction Work in Progress	763.9	836.2
Total Property, Plant and Equipment	10,603.2	9,643.0
Accumulated Depreciation and Amortization	1,758.1	1,651.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	8,845.1	7,991.8
Other Noncurrent Assets
Regulatory Assets	280.6	430.0
Securitized Assets	623.4	649.1
Deferred Charges and Other Noncurrent Assets	147.1	56.3
TOTAL OTHER NONCURRENT ASSETS	1,051.1	1,135.4
TOTAL ASSETS	10,589.1	9,603.7
Current Liabilities
Advances from Affiliates	0.0	216.0
Accounts Payable	256.8	276.5
Affiliated Companies	35.6	30.3
Short-term Debt:
Long-term Debt Due Within One Year	392.1	501.1
Risk Management Liabilities	0.0	0.2
Accrued Taxes	84.9	75.5
Accrued Interest	35.7	37.3
Oklaunion Purchase Power Agreement	22.1	24.3
Obligations Under Operating Leases	12.0	0.0
Other Current Liabilities	188.0	98.3
TOTAL CURRENT LIABILITIES	1,027.2	1,259.5
Noncurrent Liabilities
Long-term Debt	4,166.3	3,380.2
Deferred Income Taxes	965.4	913.1
Regulatory Liabilities and Deferred Investment Tax Credits	1,316.9	1,344.3
Oklaunion Purchase Power Agreement	0.0	22.1
Obligations Under Operating Leases	71.1	0.0
Deferred Credits and Other Noncurrent Liabilities	81.1	104.0
TOTAL NONCURRENT LIABILITIES	6,600.8	5,763.7
TOTAL LIABILITIES	7,628.0	7,023.2
Rate Matters
Commitments and Contingencies
Equity
Paid-in Capital	1,457.9	1,257.9
Retained Earnings	1,516.0	1,337.7
Accumulated Other Comprehensive Income (Loss)	(12.8)	(15.1)
TOTAL EQUITY	2,961.1	2,580.5
TOTAL LIABILITIES AND EQUITY	10,589.1	9,603.7
AEP Transmission Co [Member]
Current Assets
Cash and Cash Equivalents	0.0	0.0
Advances to Affiliates	85.4	96.9
Accounts Receivable:
Customers	19.0	11.8
Affiliated Companies	66.1	61.0
Total Accounts Receivable	85.1	72.8
Materials and Supplies	13.8	19.0
Accrued Tax Benefits	9.3	33.4
Prepayments and Other Current Assets	3.8	3.4
TOTAL CURRENT ASSETS	197.4	225.5
Property, Plant and Equipment
Transmission	8,137.9	6,515.8
Other Property, Plant and Equipment	269.6	174.0
Construction Work in Progress	1,485.7	1,578.3
Total Property, Plant and Equipment	9,893.2	8,268.1
Accumulated Depreciation and Amortization	402.3	271.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,490.9	7,996.2
Other Noncurrent Assets
Regulatory Assets	4.2	12.9
Deferred Property Taxes	193.5	157.9
Deferred Charges and Other Noncurrent Assets	4.8	1.6
TOTAL OTHER NONCURRENT ASSETS	202.5	172.4
TOTAL ASSETS	9,890.8	8,394.1
Current Liabilities
Advances from Affiliates	137.0	45.4
Accounts Payable	493.4	347.2
Affiliated Companies	71.2	56.0
Short-term Debt:
Long-term Debt Due Within One Year	0.0	85.0
Accrued Taxes	355.6	288.9
Accrued Interest	19.2	15.9
Obligations Under Operating Leases	2.1	0.0
Other Current Liabilities	14.6	3.8
TOTAL CURRENT LIABILITIES	1,093.1	842.2
Noncurrent Liabilities
Long-term Debt	3,427.3	2,738.0
Deferred Income Taxes	817.8	704.4
Regulatory Liabilities and Deferred Investment Tax Credits	540.9	521.3
Obligations Under Operating Leases	1.9	0.0
Deferred Credits and Other Noncurrent Liabilities	0.3	18.4
TOTAL NONCURRENT LIABILITIES	4,788.2	3,982.1
TOTAL LIABILITIES	5,881.3	4,824.3
Rate Matters
Commitments and Contingencies
Equity
Members' Capital	2,480.6	2,480.6
Retained Earnings	1,528.9	1,089.2
TOTAL MEMBER'S EQUITY	4,009.5	3,569.8
TOTAL LIABILITIES AND EQUITY	9,890.8	8,394.1
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	3.3	4.2
Restricted Cash	23.5	25.6
Advances to Affiliates	22.1	23.0
Accounts Receivable:
Customers	129.0	146.5
Affiliated Companies	64.3	73.4
Accrued Unbilled Revenues	59.7	63.5
Miscellaneous	0.5	2.3
Allowance for Uncollectible Accounts	(2.6)	(2.3)
Total Accounts Receivable	250.9	283.4
Fuel	149.7	61.3
Materials and Supplies	105.2	100.1
Risk Management Assets	39.4	57.2
Regulatory Asset for Under-Recovered Fuel Costs	42.5	99.6
Prepayments and Other Current Assets	64.0	44.3
TOTAL CURRENT ASSETS	700.6	698.7
Property, Plant and Equipment
Generation	6,563.7	6,509.6
Transmission	3,584.1	3,317.7
Distribution	4,201.7	3,989.4
Other Property, Plant and Equipment	571.3	485.8
Construction Work in Progress	593.4	490.2
Total Property, Plant and Equipment	15,514.2	14,792.7
Accumulated Depreciation and Amortization	4,432.3	4,124.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	11,081.9	10,668.3
Other Noncurrent Assets
Regulatory Assets	457.2	475.8
Securitized Assets	234.7	258.7
Long-term Risk Management Assets	0.1	0.9
Operating Lease Assets	78.5	0.0
Deferred Charges and Other Noncurrent Assets	215.3	188.1
TOTAL OTHER NONCURRENT ASSETS	985.8	923.5
TOTAL ASSETS	12,768.3	12,290.5
Current Liabilities
Advances from Affiliates	236.7	205.6
Accounts Payable	307.8	263.8
Affiliated Companies	92.5	84.0
Short-term Debt:
Long-term Debt Due Within One Year	215.6	430.7
Risk Management Liabilities	1.9	0.4
Customer Deposits	85.8	88.4
Accrued Taxes	99.6	89.3
Obligations Under Operating Leases	15.2	0.0
Other Current Liabilities	170.9	191.8
TOTAL CURRENT LIABILITIES	1,226.0	1,354.0
Noncurrent Liabilities
Long-term Debt	4,148.2	3,631.9
Long-term Risk Management Liabilities	0.0	0.2
Deferred Income Taxes	1,680.8	1,625.8
Regulatory Liabilities and Deferred Investment Tax Credits	1,268.7	1,449.7
Asset Retirement Obligations	102.1	107.1
Employee Benefits and Pension Obligations	50.9	57.1
Obligations Under Operating Leases	64.0	0.0
Deferred Credits and Other Noncurrent Liabilities	55.2	58.6
TOTAL NONCURRENT LIABILITIES	7,369.9	6,930.4
TOTAL LIABILITIES	8,595.9	8,284.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock	260.4	260.4
Paid-in Capital	1,828.7	1,828.7
Retained Earnings	2,078.3	1,922.0
Accumulated Other Comprehensive Income (Loss)	5.0	(5.0)
TOTAL EQUITY	4,172.4	4,006.1
TOTAL LIABILITIES AND EQUITY	12,768.3	12,290.5
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	2.0	2.4
Advances to Affiliates	13.2	12.7
Accounts Receivable:
Customers	53.6	63.1
Affiliated Companies	53.7	75.0
Accrued Unbilled Revenues	2.5	3.6
Miscellaneous	0.3	1.4
Allowance for Uncollectible Accounts	(0.6)	(0.1)
Total Accounts Receivable	109.5	143.0
Fuel	56.2	37.3
Materials and Supplies	171.3	167.3
Risk Management Assets	9.8	8.6
Accrued Tax Benefits	0.0	26.6
Regulatory Asset for Under-Recovered Fuel Costs	3.0	0.0
Accrued Reimbursement of Spent Nuclear Fuel Costs	24.0	7.9
Prepayments and Other Current Assets	14.0	24.6
TOTAL CURRENT ASSETS	403.0	430.4
Property, Plant and Equipment
Generation	5,099.7	4,887.2
Transmission	1,641.8	1,576.8
Distribution	2,437.6	2,249.7
Other Property, Plant and Equipment	632.6	583.8
Construction Work in Progress	382.3	465.3
Total Property, Plant and Equipment	10,194.0	9,762.8
Accumulated Depreciation and Amortization	3,294.3	3,151.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,899.7	6,611.2
Other Noncurrent Assets
Regulatory Assets	482.1	512.5
Spent Nuclear Fuel and Decommissioning Trusts	2,975.7	2,474.9
Long-term Risk Management Assets	0.1	0.6
Operating Lease Assets	294.9	0.0
Deferred Charges and Other Noncurrent Assets	181.9	193.0
TOTAL OTHER NONCURRENT ASSETS	3,934.7	3,181.0
TOTAL ASSETS	11,237.4	10,222.6
Current Liabilities
Advances from Affiliates	114.4	1.1
Accounts Payable	169.4	174.7
Affiliated Companies	68.4	70.2
Short-term Debt:
Long-term Debt Due Within One Year	139.7	155.4
Risk Management Liabilities	0.5	0.3
Customer Deposits	39.4	38.0
Accrued Taxes	112.4	90.7
Accrued Interest	36.2	37.3
Obligations Under Operating Leases	87.3	0.0
Regulatory Liability for Over-Recovered Fuel Costs	6.1	27.4
Other Current Liabilities	109.6	103.0
TOTAL CURRENT LIABILITIES	883.4	698.1
Noncurrent Liabilities
Long-term Debt	2,910.5	2,880.0
Long-term Risk Management Liabilities	0.0	0.1
Deferred Income Taxes	979.7	948.0
Regulatory Liabilities and Deferred Investment Tax Credits	1,891.4	1,574.5
Asset Retirement Obligations	1,748.6	1,681.3
Obligations Under Operating Leases	211.6	0.0
Deferred Credits and Other Noncurrent Liabilities	67.8	87.8
TOTAL NONCURRENT LIABILITIES	7,809.6	7,171.7
TOTAL LIABILITIES	8,693.0	7,869.8
Rate Matters
Commitments and Contingencies
Equity
Common Stock	56.6	56.6
Paid-in Capital	980.9	980.9
Retained Earnings	1,518.5	1,329.1
Accumulated Other Comprehensive Income (Loss)	(11.6)	(13.8)
TOTAL EQUITY	2,544.4	2,352.8
TOTAL LIABILITIES AND EQUITY	11,237.4	10,222.6
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3.7	4.9
Restricted Cash	0.0	27.6
Accounts Receivable:
Customers	53.0	111.1
Affiliated Companies	59.3	70.8
Accrued Unbilled Revenues	20.3	21.4
Miscellaneous	0.5	0.3
Allowance for Uncollectible Accounts	(0.7)	(1.0)
Total Accounts Receivable	132.4	202.6
Materials and Supplies	52.3	42.9
Renewable Energy Credits	30.9	25.9
Regulatory Asset for Under-Recovered Fuel Costs	0.0	0.4
Prepayments and Other Current Assets	19.2	15.7
TOTAL CURRENT ASSETS	238.5	319.6
Property, Plant and Equipment
Transmission	2,686.3	2,544.3
Distribution	5,323.5	4,942.3
Other Property, Plant and Equipment	765.8	574.8
Construction Work in Progress	394.4	432.1
Total Property, Plant and Equipment	9,170.0	8,493.5
Accumulated Depreciation and Amortization	2,263.0	2,218.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,907.0	6,274.9
Other Noncurrent Assets
Regulatory Assets	351.8	387.5
Securitized Assets	0.0	12.9
Deferred Charges and Other Noncurrent Assets	546.3	441.0
TOTAL OTHER NONCURRENT ASSETS	898.1	841.4
TOTAL ASSETS	8,043.6	7,435.9
Current Liabilities
Advances from Affiliates	131.0	114.1
Accounts Payable	233.7	211.9
Affiliated Companies	103.6	102.9
Short-term Debt:
Long-term Debt Due Within One Year	0.1	47.9
Risk Management Liabilities	7.3	5.8
Customer Deposits	70.6	113.1
Accrued Taxes	587.9	537.8
Obligations Under Operating Leases	12.5	0.0
Regulatory Liability for Over-Recovered Fuel Costs	2.8	0.0
Other Current Liabilities	151.2	214.2
TOTAL CURRENT LIABILITIES	1,297.9	1,347.7
Noncurrent Liabilities
Long-term Debt	2,081.9	1,668.7
Long-term Risk Management Liabilities	96.3	93.8
Deferred Income Taxes	849.4	763.3
Regulatory Liabilities and Deferred Investment Tax Credits	1,090.9	1,221.2
Obligations Under Operating Leases	76.0	0.0
Deferred Credits and Other Noncurrent Liabilities	42.7	43.8
TOTAL NONCURRENT LIABILITIES	4,237.2	3,790.8
TOTAL LIABILITIES	5,535.1	5,138.5
Rate Matters
Commitments and Contingencies
Equity
Common Stock	321.2	321.2
Paid-in Capital	838.8	838.8
Retained Earnings	1,348.5	1,136.4
Accumulated Other Comprehensive Income (Loss)	0.0	1.0
TOTAL EQUITY	2,508.5	2,297.4
TOTAL LIABILITIES AND EQUITY	8,043.6	7,435.9
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1.5	2.0
Advances to Affiliates	38.8	0.0
Accounts Receivable:
Customers	28.9	32.5
Affiliated Companies	20.6	26.2
Miscellaneous	0.6	5.7
Allowance for Uncollectible Accounts	(0.3)	(0.1)
Total Accounts Receivable	49.8	64.3
Fuel	12.2	12.3
Materials and Supplies	46.8	44.8
Risk Management Assets	15.8	10.4
Accrued Tax Benefits	11.3	14.7
Prepayments and Other Current Assets	12.0	9.4
TOTAL CURRENT ASSETS	188.2	157.9
Property, Plant and Equipment
Generation	1,574.6	1,577.0
Transmission	948.5	892.3
Distribution	2,684.8	2,572.8
Other Property, Plant and Equipment	342.1	303.5
Construction Work in Progress	133.4	94.0
Total Property, Plant and Equipment	5,683.4	5,439.6
Accumulated Depreciation and Amortization	1,580.1	1,472.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,103.3	3,966.7
Other Noncurrent Assets
Regulatory Assets	375.2	369.0
Employee Benefits and Pension Assets	43.9	31.7
Operating Lease Assets	36.8	0.0
Deferred Charges and Other Noncurrent Assets	4.1	7.1
TOTAL OTHER NONCURRENT ASSETS	460.0	407.8
TOTAL ASSETS	4,751.5	4,532.4
Current Liabilities
Advances from Affiliates	0.0	105.5
Accounts Payable	134.3	126.9
Affiliated Companies	59.3	47.1
Short-term Debt:
Long-term Debt Due Within One Year	13.2	375.5
Risk Management Liabilities	0.0	1.0
Customer Deposits	58.9	58.6
Accrued Taxes	22.9	22.4
Obligations Under Operating Leases	5.8	0.0
Regulatory Liability for Over-Recovered Fuel Costs	63.9	20.1
Other Current Liabilities	87.5	64.5
TOTAL CURRENT LIABILITIES	445.8	821.6
Noncurrent Liabilities
Long-term Debt	1,373.0	911.5
Deferred Income Taxes	628.3	607.8
Regulatory Liabilities and Deferred Investment Tax Credits	837.2	864.7
Asset Retirement Obligations	44.5	46.3
Obligations Under Operating Leases	31.0	0.0
Deferred Credits and Other Noncurrent Liabilities	18.4	32.5
TOTAL NONCURRENT LIABILITIES	2,932.4	2,462.8
TOTAL LIABILITIES	3,378.2	3,284.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock	157.2	157.2
Paid-in Capital	364.0	364.0
Retained Earnings	851.0	724.7
Accumulated Other Comprehensive Income (Loss)	1.1	2.1
TOTAL EQUITY	1,373.3	1,248.0
TOTAL LIABILITIES AND EQUITY	4,751.5	4,532.4
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	1.6	24.5
Advances to Affiliates	2.1	83.4
Accounts Receivable:
Customers	29.0	24.5
Affiliated Companies	34.5	28.8
Miscellaneous	13.5	20.2
Allowance for Uncollectible Accounts	(1.7)	(0.7)
Total Accounts Receivable	75.3	72.8
Fuel	140.1	98.0
Materials and Supplies	94.0	90.0
Risk Management Assets	6.4	4.8
Regulatory Asset for Under-Recovered Fuel Costs	4.9	18.8
Prepayments and Other Current Assets	29.7	22.2
TOTAL CURRENT ASSETS	354.1	414.5
Property, Plant and Equipment
Generation	4,691.4	4,672.6
Transmission	2,056.5	1,866.9
Distribution	2,270.7	2,178.6
Other Property, Plant and Equipment	733.4	762.7
Construction Work in Progress	216.9	199.3
Total Property, Plant and Equipment	9,968.9	9,680.1
Accumulated Depreciation and Amortization	2,873.7	2,808.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,095.2	6,871.8
Other Noncurrent Assets
Regulatory Assets	222.4	230.8
Deferred Charges and Other Noncurrent Assets	160.5	111.2
TOTAL OTHER NONCURRENT ASSETS	382.9	342.0
TOTAL ASSETS	7,832.2	7,628.3
Current Liabilities
Advances from Affiliates	59.9	0.0
Accounts Payable	138.0	129.1
Affiliated Companies	53.6	64.2
Short-term Debt:
Other Short-term Debt	18.3	0.0
Long-term Debt Due Within One Year	121.2	59.7
Risk Management Liabilities	1.9	0.4
Customer Deposits	65.0	64.5
Accrued Taxes	41.8	42.8
Accrued Interest	34.6	34.7
Obligations Under Operating Leases	6.5	0.0
Regulatory Liability for Over-Recovered Fuel Costs	13.6	11.1
Other Current Liabilities	133.9	117.5
TOTAL CURRENT LIABILITIES	674.7	512.9
Noncurrent Liabilities
Long-term Debt	2,534.4	2,653.7
Long-term Risk Management Liabilities	3.1	2.2
Deferred Income Taxes	940.9	902.8
Regulatory Liabilities and Deferred Investment Tax Credits	892.3	923.0
Asset Retirement Obligations	196.7	191.3
Employee Benefits and Pension Obligations	28.1	24.8
Obligations Under Operating Leases	34.7	0.0
Deferred Credits and Other Noncurrent Liabilities	86.2	102.0
TOTAL NONCURRENT LIABILITIES	4,716.4	4,799.8
TOTAL LIABILITIES	5,391.1	5,312.7
Rate Matters
Commitments and Contingencies
Equity
Common Stock	135.7	135.7
Paid-in Capital	676.6	676.6
Retained Earnings	1,629.5	1,508.4
Accumulated Other Comprehensive Income (Loss)	(1.3)	(5.4)
TOTAL COMMON SHAREHOLDERS' EQUITY	2,440.5	2,315.3
Noncontrolling Interests	0.6	0.3
TOTAL EQUITY	2,441.1	2,315.6
TOTAL LIABILITIES AND EQUITY	$ 7,832.2	$ 7,628.3